EVENTS OCCURRING AFTER THE REPORTING PERIOD - Additional Information (Details) - Rizobacter Argentina - Public offering of Series VI corporate bonds	1 Months Ended
Aug. 31, 2020 USD ($)
Series VI corporate bonds
Disclosure of non-adjusting events after reporting period [line items]
Nominal value	$ 16,100,000
Number of tranches for issuance of bonds	2
Class A
Disclosure of non-adjusting events after reporting period [line items]
Nominal value	$ 12,700,000
Nominal interest rate (as a percent)	3.75%
Class B
Disclosure of non-adjusting events after reporting period [line items]
Nominal value	$ 3,400,000
Nominal interest rate (as a percent)	5.25%